Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Summary of Trade and Other Receivables

The gross carrying amount of financial assets not subject to impairment also represents our maximum exposure to credit risk as at December 31, 2020 and 2019 are as follows:

	2020	2019
	(in million pesos)
Financial assets at fair value through profit or loss (Note 12)	380	3,369
Derivative financial assets – net of current portion	—	1
Current portion of derivative financial assets	22	41
Total	402	3,411

Summary of Changes in the Allowance for Expected Credit Losses

The following table explains the changes in the allowance for expected credit losses as at December 31, 2020 and 2019:

	2020
	Retail Subscribers			Corporate Subscribers			Foreign Administrations		Domestic Carriers		Dealers, Agents and Others		Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
		Lifetime ECL			Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL			Lifetime ECL		Total
		(in million pesos)
Balances at beginning of the year	—	926	9,766	—	732	3,870	3	374	4	86	98	1,045	—	1,763	15,141	16,904
Provisions (Note 5)	—	2,387	2,550	—	1,020	438	6	(20)	(1)	(3)	52	17	—	3,464	2,982	6,446
Reclassifications and reversals	—	(840)	1,015	—	(358)	324	—	(111)	—	(4)	(15)	(6)	—	(1,213)	1,218	5
Write-offs	—	(40)	(5,774)	—	—	(1,151)	—	(16)	—	(21)	—	(85)	—	(40)	(7,047)	(7,087)
Translation adjustments	—	—	—	—	(14)	(3)	—	—	—	—	—	—	—	(14)	(3)	(17)
Balances at end of the year	—	2,433	7,557	—	1,380	3,478	9	227	3	58	135	971	—	3,960	12,291	16,251

	2019
	Retail Subscribers			Corporate Subscribers			Foreign Administrations		Domestic Carriers		Dealers, Agents and Others		Total
	Stage 1	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 2	Stage 3	Stage 1	Stage 2	Stage 3
		Lifetime ECL			Lifetime ECL		Lifetime ECL		Lifetime ECL		Lifetime ECL			Lifetime ECL		Total
		(in million pesos)
Balances at beginning of the year	—	893	8,931	—	603	3,906	5	914	3	74	91	1,083	—	1,595	14,908	16,503
Provisions (Note 5)	—	418	2,725	—	211	661	(2)	64	1	12	10	(29)	—	638	3,433	4,071
Reclassifications and reversals	—	(366)	793	—	(80)	201	—	(604)	—	—	(3)	4	—	(449)	394	(55)
Write-offs	—	(12)	(2,683)	—	(1)	(895)	—	—	—	—	—	(13)	—	(13)	(3,591)	(3,604)
Translation adjustments	—	(7)	—	—	(1)	(3)	—	—	—	—	—	—	—	(8)	(3)	(11)
Balances at end of the year	—	926	9,766	—	732	3,870	3	374	4	86	98	1,045	—	1,763	15,141	16,904

Trade receivables [Member]
Disclosure Of Financial Assets [Line Items]
Summary of Trade and Other Receivables

As at December 31, 2020 and 2019, this account consists of receivables from:

	2020	2019
	(in million pesos)
Retail subscribers (Note 28)	17,142	17,178
Corporate subscribers (Note 28)	13,318	13,005
Foreign administrations (Note 28)	1,520	1,896
Domestic carriers (Note 28)	226	889
Dealers, agents and others (Note 28)	6,098	6,372
	38,304	39,340
Less: Allowance for expected credit losses	16,251	16,904
	22,053	22,436